STOCKHOLDERS EQUITY	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS EQUITY [Text Block]
11.	STOCKHOLDERS’ EQUITY

	(a)	Common stock

On June 6, 2010, the Company issued 13,500,012 shares of common stock in reverse merger for the recapitalization of Perfect Support and re-organization of China Shesays. On June 8, 2010, 12 shares of common stock of the Company were cancelled.

On November 5, 2010, the Company issued 600,000 shares of common stock, par value $0.001 per share at a price of $2 per share in a private placement transaction with certain investors, pursuant to a Securities Purchase Agreement entered into between the Company and the investors (See note 4).

	(b)	Appropriated retained earnings

The Company’s PRC subsidiaries are required to make appropriation to the statutory surplus reserve at 10% of the after-tax net income annually until the total contributions equal to 50% of the entities’ registered capital. The statutory reserve funds are restricted for use to set off against prior period losses, expansion of production and operations or for the increase in the registered capital of the respective companies. This reserve is therefore not available for distribution except in liquidation.

During 2010 and 2009, the Company appropriated $278,282 and $151,284 respectively to the reserves funds based on its net income in accordance with the laws and regulations of the PRC.